Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Organization and Nature of Business [Text Block]

1.         Organization and Nature of Business

Description of Business

Naked Brand Group Inc. (the “Company”) was incorporated in the State of Nevada on May 17, 2005, as Search By Headlines.com Corp. with 100,000,000 authorized common shares with a par value of $0.001 per share. On July 30, 2012, the Company closed an Acquisition Agreement with Naked Inc. (formerly Naked Boxer Brief Clothing Inc.) (“Naked”) whereby Naked’s owners became the sole directors of the Company and Naked stockholders exchanged their shares for a total of 13.5 million shares of the Company, representing 50% of the Company (the “Acquisition”). On the same date, the entire management of Naked became the entire management of the Company. Effective August 29, 2012, the Company completed a merger with a subsidiary, Naked Brand Group Inc., a Nevada corporation, which was incorporated solely to effect a change of name. As a result, the Company changed its name from “Search By Headlines.com Corp.” to “Naked Brand Group Inc.”.

Naked was incorporated under the federal laws of Canada on May 21, 2009 as In Search of Solutions Inc. and changed its corporate name on May 17, 2010 to Naked Boxer Brief Clothing Inc. On February 20, 2013, Naked changed its name to Naked Inc. Naked commenced business operations on February 1, 2010 as a manufacturer and seller of direct and wholesale undergarments in Canada to consumers and retailers and has been realizing revenues from its operations since September, 2010.

As a result of the Acquisition, Naked became a wholly-owned subsidiary of the Company and the Company’s business became the manufacture and sales of direct and wholesale undergarments in Canada and the United States to consumers and retailers. The Company operates out of Abbotsford, British Columbia, Canada.

Going Concern

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these condensed consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.

As at July 31, 2013, the Company had not yet achieved profitable operations, had a working capital deficiency, and expects to incur further losses in the development of its business.  As further discussed in Note 11, the Company's below its margin requirements in respect to one of its loan facilities at July 31, 2013.  Subsequent to period end, management cured the margin requirements with a large inventory order within the grace period provided in the agreement.  These conditions cast substantial doubt about the Company’s ability to continue as a going concern. To remain a going concern, the Company will be required to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations as they come due and comply with conditions of their loan facilities. Management plans to obtain the necessary financing through the issuance of equity or debt to existing shareholders. Should the Company not be able to obtain this financing, it may need to substantially scale back operations or cease business. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Reporting Currency and Foreign Currency

Since the date of the reverse acquisition (Note 4), the functional currency of the Company has been the US dollar. Transaction amounts denominated in foreign currencies are translated into their US dollar equivalents at exchange rates prevailing at the transaction dates. Foreign currency gains and losses on transactions or settlements are recognized in the consolidated statement of comprehensive loss.

The functional currency of Naked changed from Canadian dollars to US dollars on November 1, 2012, triggered by a shift in cash flows from operations and an accumulation of other factors. Balances denominated in foreign currencies were re-measured at the date of change using the exchange rate in effect on that date. Revenue and expense items were translated at average rates for the period up to the date of change and translation adjustments accumulated in other comprehensive income up to the date of change were retained in that account.

These condensed consolidated financial statements have been presented in US dollars, which is the Company’s reporting currency. Prior to the change in functional currency, financial statements of foreign operations for which the functional currency is the local currency were translated into US dollars with assets and liabilities translated at the current rate on the balance sheet date and revenue and expense items translated at the average rates for the period. Translation adjustments are recorded as accumulated other comprehensive income (loss) in stockholders’ equity.

Segment Reporting

The Company used several factors in identifying and analyzing reportable segments, including the basis of organization, such as differences in products and services, and geographical areas. Our chief operating decision makers review financial information presented on a consolidated basis for the purposes of making operating decisions and assessing financing performance. Accordingly, the Company has determined that as of July 31, 2013 and 2012, there is only a single reportable operating segment.

The Company operates in one industry, the manufacture and sale of direct and wholesale undergarments. Revenues from external customers are all derived from customers located within North America as follows:

	Three months ended		Six months ended
		July 31,		July 31,
	2013	2012	2013	2012

United States	$142,305	$29,175	$193,235	$41,227
Canada	61,480	36,447	104,116	51,081

	$203,785	$65,622	$297,351	$92,308

At July 31, 2013 and January 31, 2013 substantially all of the Company’s long-lived assets were located in Canada.

1.           Organization and Nature of Business

Naked Brand Group Inc. (the “Company”) was incorporated in the State of Nevada on May 17, 2005, as Search By Headlines.com Corp. with 100,000,000 authorized common shares with a par value of $0.001 per share. During the year ended July 31, 2010, the Company ceased operations as a specialized internet search engine that featured news in a format that allowed users to search or submit news by headline. On July 30, 2012, the Company closed an Acquisition Agreement with Naked Inc. (formerly Naked Boxer Brief Clothing Inc.) (“Naked”) whereby Naked’s owners became the sole directors of the Company and Naked stockholders exchanged their shares for a total of 13.5 million shares of the Company, representing 50% of the Company (the “Acquisition”). On the same date, the entire management of Naked became the entire management of the Company. Effective August 29, 2012, the Company completed a merger with a subsidiary, Naked Brand Group Inc., a Nevada corporation, which was incorporated solely to effect a change of name. As a result, the Company changed its name from “Search By Headlines.com Corp.” to “Naked Brand Group Inc.”.

Naked was incorporated under the federal laws of Canada on May 21, 2009 as In Search of Solutions Inc. and changed its corporate name on May 17, 2010 to Naked Boxer Brief Clothing Inc. On February 20, 2013, Naked changed its name to Naked Inc. Naked commenced business operations on February 1, 2010 as a manufacturer and seller of direct and wholesale undergarments in Canada to consumers and retailers and has been realizing revenues from its operations since September, 2010.

As a result of the Acquisition, Naked became a wholly-owned subsidiary of the Company and the Company’s business became the manufacture and sales of direct and wholesale undergarments in Canada and the United States to consumers and retailers. The Company operates out of Abbotsford, British Columbia, Canada.